OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Lease liability, Beginning balance	$ 10,169	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 0
Addition						49,475
Lease payment - base rent portion	(7,052)	(14,104)	(13,612)	(12,956)	(12,792)	(2,132)
Lease liability - accretion expense	375	1,888	3,244	4,376	5,326	1,456
Lease Liability, Ending Balance	3,492	10,169	$ 22,385	$ 32,753	$ 41,333	$ 48,799
Current portion	3,492	$ 10,169
Long-term portion	$ 0